OTHER (GAINS) AND LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER (GAINS) AND LOSSES
Realized gains on foreign currency transactions	$ (598)
Modification gains arising from changes in estimates (note 13)	(220)	$ (1,032)
Other	9	(25)
Total other (gains) and losses	$ (809)	$ (1,057)